property, plant and equipment	12 Months Ended
Dec. 31, 2025
property, plant and equipment
property, plant and equipment
17	property, plant and equipment

		Owned assets							Right-of-use lease assets (Note 19)
			Buildings and	Computer
		Network	leasehold	hardware		Investment	Assets under		Network	Real
(millions)	Note	assets	improvements	and other	Land	property	construction	Total	assets	estate	Other	Total	Total
AT COST
Balance as at January 1, 2024		$37,154	$3,830	$1,842	$83	$—	$689	$43,598	$1,308	$2,386	$116	$3,810	$47,408
Additions [1]		881	108	56	9	—	568	1,622	725	258	32	1,015	2,637
Additions arising from business acquisitions		—	—	15	—	—	—	15	—	9	—	9	24
Assets under construction put into service		493	120	93	—	46	(752)	—	—	—	—	—	—
Transfers		248	93	45	—	—	—	386	(300)	(86)	—	(386)	—
Dispositions, retirements and other		(1,395)	(189)	(215)	(4)	—	—	(1,803)	—	(62)	(26)	(88)	(1,891)
Net foreign exchange differences		3	20	35	—	—	—	58	—	44	—	44	102
Balance as at December 31, 2024		37,384	3,982	1,871	88	46	505	43,876	1,733	2,549	122	4,404	48,280
Additions [1]		668	37	63	—	—	710	1,478	860	301	9	1,170	2,648
Additions arising from business acquisitions	18(b)	—	5	15	—	—	—	20	—	33	—	33	53
Assets under construction put into service		295	87	113	—	—	(495)	—	—	—	—	—	—
Transfers		406	—	22	—	—	—	428	(428)	—	—	(428)	—
Dispositions, retirements and other		(745)	(89)	(175)	(3)	—	—	(1,012)	(15)	(62)	(51)	(128)	(1,140)
Net foreign exchange differences		(3)	(4)	(11)	—	—	1	(17)	—	(3)	—	(3)	(20)
Balance as at December 31, 2025		$38,005	$4,018	$1,898	$85	$46	$721	$44,773	$2,150	$2,818	$80	$5,048	$49,821
ACCUMULATED DEPRECIATION
Balance as at January 1, 2024		$25,254	$2,404	$1,226	$—	$—	$—	$28,884	$172	$1,056	$48	$1,276	$30,160
Depreciation [2]		1,611	171	199	—	—	—	1,981	193	319	20	532	2,513
Transfers		89	23	28	—	—	—	140	(118)	(22)	—	(140)	—
Dispositions, retirements and other		(1,440)	(145)	(145)	—	—	—	(1,730)	—	(46)	(15)	(61)	(1,791)
Net foreign exchange differences		5	14	20	—	—	—	39	—	22	—	22	61
Balance as at December 31, 2024		25,519	2,467	1,328	—	—	—	29,314	247	1,329	53	1,629	30,943
Depreciation [2]		1,546	160	177	—	1	—	1,884	256	292	22	570	2,454
Transfers		124	—	5	—	—	—	129	(129)	—	—	(129)	—
Dispositions, retirements and other		(777)	(72)	(110)	—	—	—	(959)	—	(70)	(55)	(125)	(1,084)
Net foreign exchange differences		(2)	1	(8)	—	—	—	(9)	—	14	—	14	5
Balance as at December 31, 2025		$26,410	$2,556	$1,392	$—	$1	$—	$30,359	$374	$1,565	$20	$1,959	$32,318
NET BOOK VALUE
Balance as at December 31, 2024		$11,865	$1,515	$543	$88	$46	$505	$14,562	$1,486	$1,220	$69	$2,775	$17,337
Balance as at December 31, 2025		$11,595	$1,462	$506	$85	$45	$721	$14,414	$1,776	$1,253	$60	$3,089	$17,503

1	For the year ended December 31, 2025, additions include $(80) (2024 – $(2)) in respect of asset retirement obligations (see Note 25).
2	For the year ended December 31, 2025, depreciation includes $18 (2024 – $79) in respect of impairment of real estate right-of-use lease assets.

As at December 31, 2025, our contractual commitments for the property, plant and equipment acquisitions totalled $184 million over a period ending December 31, 2027 (2024 – $267 million over a period ending December 31, 2027).